UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Nasdaq-100 Premium Income ETF

The NASDAQ Stock Market LLC: GPIQ

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	61.2%
Communication Services	11.6%
Consumer Discretionary	10.7%
Consumer Staples	6.2%
Industrials	3.7%
Health Care	3.5%
Utilities	1.3%
Materials	1.1%
Energy	0.4%
Other	0.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$16	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,107,516,624
  # of Portfolio Holdings as of Period End103
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$5,062,731

Goldman Sachs Nasdaq-100 Premium Income ETF

GPIQ

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Nasdaq® is a registered trademark of Nasdaq, Inc., (which with its affiliates is referred to as the "Corporations") and is licensed by Goldman Sachs Asset Management. The Goldman Sachs Nasdaq-100 Premium Income ETF has not been passed on by the Corporations as to their legality or suitability. The Goldman Sachs Nasdaq-100 Premium Income ETF is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Nasdaq-100 Premium Income ETF

38149W630-SAR-0626  GPIQ

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs S&P 500 Premium Income ETF

The NASDAQ Stock Market LLC: GPIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	37.9%
Financials	12.0%
Consumer Discretionary	9.3%
Communication Services	9.2%
Industrials	9.0%
Health Care	8.9%
Consumer Staples	4.7%
Energy	3.0%
Utilities	2.2%
Other	3.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,718,580,026
  # of Portfolio Holdings as of Period End492
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$5,025,634

Goldman Sachs S&P 500 Premium Income ETF

GPIX

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The "S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs S&P 500 Premium Income ETF

38149W622-SAR-0626  GPIX

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Kathryn A. Cassidy, Joaquin Delgado, John F. Killian, Steven D. Krichmar, Michael Latham, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2026 Goldman Sachs Premium Income ETFs Goldman Sachs Nasdaq-100 Premium Income ETF (GPIQ) Goldman Sachs S&P 500 Premium Income ETF (GPIX)

Goldman Sachs Premium Income ETFs

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 11.6%
505,576	Alphabet, Inc., Class A	$180,677,695
370,533	Alphabet, Inc., Class C	130,920,425
1,060,904	Comcast Corp., Class A	26,045,193
70,432	Electronic Arts, Inc.	14,441,377
251,523	Meta Platforms, Inc., Class A	141,680,391
637,039	Netflix, Inc.*	45,484,585
62,492	Take-Two Interactive Software, Inc.*	15,621,750
135,259	T-Mobile US, Inc.	22,686,992
627,104	Warner Bros Discovery, Inc.*	16,718,593

		594,277,001

Consumer Discretionary – 10.8%
87,925	Airbnb, Inc., Class A*	12,582,068
899,124	Amazon.com, Inc.*	214,297,214
150,117	Booking Holdings, Inc.	26,756,854
79,591	DoorDash, Inc., Class A*	14,686,927
79,336	Marriott International, Inc., Class A	29,401,128
13,324	MercadoLibre, Inc. (Brazil)*	22,616,024
136,276	O’Reilly Automotive, Inc.*	12,549,657
79,150	PDD Holdings, Inc. ADR (China)*	6,037,562
86,965	Ross Stores, Inc.	18,510,500
288,290	Starbucks Corp.	29,460,355
385,109	Tesla, Inc.*	161,976,846

		548,875,135

Consumer Staples – 6.2%
98,713	Coca-Cola Europacific Partners PLC (United Kingdom)	9,878,210
107,364	Costco Wholesale Corp.	100,435,801
317,507	Keurig Dr Pepper, Inc.	10,392,004
338,715	Kraft Heinz Co. (The)	8,000,448
332,836	Mondelez International, Inc., Class A	19,251,234
208,387	Monster Beverage Corp.*	20,030,159
314,567	PepsiCo, Inc.	42,592,372
954,443	Walmart, Inc.	108,100,214

		318,680,442

Energy – 0.4%
173,440	Baker Hughes Co.	9,625,920
72,643	Diamondback Energy, Inc.	12,769,186

		22,395,106

Financials – 0.1%
102,112	PayPal Holdings, Inc.	4,409,196

Health Care – 3.5%
19,236	Alnylam Pharmaceuticals, Inc.*	5,790,613
115,627	Amgen, Inc.	41,870,849
128,669	Dexcom, Inc.*	8,665,857
209,151	GE HealthCare Technologies, Inc.	13,387,756
293,254	Gilead Sciences, Inc.	37,049,710
22,108	IDEXX Laboratories, Inc.*	11,638,536
42,161	Intuitive Surgical, Inc.*	16,766,587
18,817	Regeneron Pharmaceuticals, Inc.	11,733,152

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
65,077	Vertex Pharmaceuticals, Inc.*	$32,325,698

		179,228,758

Industrials – 3.7%
147,807	Automatic Data Processing, Inc.	33,101,378
16,060	Axon Enterprise, Inc.*	9,003,397
48,953	Cintas Corp.	8,325,926
375,530	Copart, Inc.*	10,586,191
411,168	CSX Corp.	19,542,815
263,763	Fastenal Co.	12,668,537
134,579	Ferrovial NV	9,233,465
80,296	Honeywell Aerospace, Inc.*	17,751,729
85,754	Honeywell International, Inc.	19,200,209
55,660	Old Dominion Freight Line, Inc.	12,055,956
114,294	PACCAR, Inc.	13,728,995
50,742	Paychex, Inc.	4,989,461
135,487	Rocket Lab Corp.*	13,772,253
39,909	Thomson Reuters Corp. (Canada)	3,259,368

		187,219,680

Information Technology – 61.2%
35,798	Adobe, Inc.*	7,339,306
360,688	Advanced Micro Devices, Inc.*	209,527,266
113,736	Analog Devices, Inc.	45,172,527
1,162,930	Apple, Inc.	336,505,425
177,260	Applied Materials, Inc.	128,158,980
72,950	AppLovin Corp., Class A*	37,586,028
96,105	ARM Holdings PLC ADR*	34,075,950
21,266	ASML Holding NV (Netherlands)	42,307,431
38,853	Astera Labs, Inc.*	18,766,776
92,457	Autodesk, Inc.*	17,975,490
362,652	Broadcom, Inc.	136,991,793
78,945	Cadence Design Systems, Inc.*	29,629,637
889,220	Cisco Systems, Inc.	104,447,781
118,851	CoreWeave, Inc., Class A*	11,830,429
63,561	Crowdstrike Holdings, Inc., Class A*	48,505,942
84,735	Datadog, Inc., Class A*	22,061,605
229,481	Fortinet, Inc.*	35,252,871
1,100,216	Intel Corp.*	153,623,160
85,345	Intuit, Inc.	22,275,045
293,853	KLA Corp.	88,658,389
278,724	Lam Research Corp.	120,779,471
17,875	Lumentum Holdings, Inc.*	15,337,822
189,929	Marvell Technology, Inc.	56,577,950
138,183	Microchip Technology, Inc.	12,602,290
248,563	Micron Technology, Inc.	286,913,785
541,055	Microsoft Corp.	201,824,336
13,128	Monolithic Power Systems, Inc.	18,147,622
51,108	Nebius Group NV (Netherlands)*	14,114,496
1,907,707	NVIDIA Corp.	381,713,094
64,233	NXP Semiconductors NV (Netherlands)	18,051,400
352,131	Palantir Technologies, Inc., Class A*	41,083,124
194,457	Palo Alto Networks, Inc.*	66,313,726
241,450	QUALCOMM, Inc.	44,617,545

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
42,649	Roper Technologies, Inc.	$14,431,995
33,201	Sandisk Corp.*	75,490,110
47,563	Seagate Technology Holdings PLC	45,898,295
232,163	Shopify, Inc., Class A (Canada)*	26,508,371
18,835	Strategy, Inc.*	1,637,327
36,101	Synopsys, Inc.*	16,103,573
34,179	Teradyne, Inc.	16,537,167
209,993	Texas Instruments, Inc.	62,592,614
78,128	Western Digital Corp.	49,901,916
67,463	Workday, Inc., Class A*	8,258,820

		3,126,128,680

Materials – 1.1%
108,986	Linde PLC	56,557,195

Utilities – 1.3%
141,466	American Electric Power Co., Inc.	19,353,964
90,711	Constellation Energy Corp.	22,529,891
212,331	Exelon Corp.	9,898,871
163,823	Xcel Energy, Inc.	13,154,987

		64,937,713

TOTAL COMMON STOCKS (Cost $3,853,737,029)		5,102,708,906

Shares	Description	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
5,065,473	3.537%	$5,065,473
(Cost $5,065,473)

TOTAL INVESTMENTS – 100.0% (Cost $3,858,802,502)		$5,107,774,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(257,755)

NET ASSETS – 100.0%		$5,107,516,624

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

 WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following written option contracts:

 OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:

Calls
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	$737.68	07/31/2026	(663)	$(48,908)	$(1,401,862)	$ (1,443,848)	$ 41,986
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	713.42	07/31/2026	(5,264)	(375,544)	(19,698,078)	(12,727,036)	(6,971,042)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	741.88	07/24/2026	(4,677)	(346,977)	(7,376,370)	(10,283,554)	2,907,184
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	724.97	07/17/2026	(3,467)	(251,347)	(7,998,329)	(7,699,340)	(298,989)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	717.60	07/10/2026	(3,289)	(236,019)	(8,095,261)	(6,175,920)	(1,919,341)
Total written option contracts				(17,360)	$(1,258,795)	$(44,569,900)	$ (38,329,698)	$(6,240,202)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 9.2%
574,602	Alphabet, Inc., Class A	$205,345,517
194,940	Alphabet, Inc., Class C	68,878,150
620,819	AT&T, Inc.	12,850,953
321,484	Comcast Corp., Class A	7,892,432
1,258	EchoStar Corp., Class A*	127,687
34,164	Electronic Arts, Inc.	7,004,987
11,666	Fox Corp., Class A	608,499
953	Fox Corp., Class B	44,638
18,746	Live Nation Entertainment, Inc.*	3,432,580
139,783	Meta Platforms, Inc., Class A	78,738,366
117,725	Netflix, Inc.*	8,405,565
8,800	News Corp., Class B	246,928
20,817	Omnicom Group, Inc.	1,516,102
23,038	Paramount Skydance Corp., Class B	227,155
21,707	Take-Two Interactive Software, Inc.*	5,426,316
9,444	TKO Group Holdings, Inc.	1,901,172
1,916	T-Mobile US, Inc.	321,371
3,219	Trade Desk, Inc. (The), Class A*	58,200
304,980	Verizon Communications, Inc.	12,912,853
126,834	Walt Disney Co. (The)	12,207,772
250,443	Warner Bros Discovery, Inc.*	6,676,810

		434,824,053

Consumer Discretionary – 9.3%
35,084	Airbnb, Inc., Class A*	5,020,520
668,338	Amazon.com, Inc.*	159,291,679
6,038	Aptiv PLC*	370,612
1,203	AutoZone, Inc.*	3,844,716
10,315	Best Buy Co., Inc.	782,702
67,333	Booking Holdings, Inc.	12,001,434
139,056	Carnival Corp. Ltd.	3,972,830
66,321	Carvana Co.*	4,365,248
19,465	Chipotle Mexican Grill, Inc.*	661,810
23,271	D.R. Horton, Inc.	3,790,381
8,441	Darden Restaurants, Inc.	1,738,930
8,901	Deckers Outdoor Corp.*	883,780
33,802	DoorDash, Inc., Class A*	6,237,483
66,578	eBay, Inc.	7,440,092
8,930	Expedia Group, Inc.	2,285,008
444,994	Ford Motor Co.	6,185,417
8,410	Garmin Ltd.	1,997,711
65,857	General Motors Co.	5,076,258
15,381	Genuine Parts Co.	1,814,650
9,690	Hasbro, Inc.	800,297
19,078	Hilton Worldwide Holdings, Inc.	6,304,516
90,619	Home Depot, Inc. (The)	31,959,509
21,778	Las Vegas Sands Corp.	1,005,926
10,962	Lennar Corp., Class A	991,951
7,369	Lowe’s Cos., Inc.	1,624,791
18,254	Lululemon Athletica, Inc.*	2,084,242
17,303	Marriott International, Inc., Class A	6,412,319
51,895	McDonald’s Corp.	14,027,738
22,863	MGM Resorts International*	1,093,080
136,763	NIKE, Inc., Class B	5,614,121
72,970	Norwegian Cruise Line Holdings Ltd.*	1,540,397

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
263	NVR, Inc.*	$1,791,924
27,692	O’Reilly Automotive, Inc.*	2,550,156
17,294	PulteGroup, Inc.	2,372,910
5,129	Ralph Lauren Corp.	2,058,832
18,743	Ross Stores, Inc.	3,989,448
22,106	Royal Caribbean Cruises Ltd.	7,019,318
93,877	Starbucks Corp.	9,593,291
12,407	Tapestry, Inc.	1,816,137
211,294	Tesla, Inc.*	88,870,256
61,670	TJX Cos., Inc. (The)	9,343,005
38,305	Tractor Supply Co.	1,210,821
860	Ulta Beauty, Inc.*	387,843
10,544	Williams-Sonoma, Inc.	2,457,806
1,837	Wynn Resorts Ltd.	178,354
19,250	Yum! Brands, Inc.	3,077,305

		437,937,554

Consumer Staples – 4.7%
121,275	Altria Group, Inc.	8,725,736
30,130	Archer-Daniels-Midland Co.	2,301,932
18,486	Brown-Forman Corp., Class B	492,652
8,006	Bunge Global SA	854,480
1,753	Casey’s General Stores, Inc.	1,393,267
10,392	Church & Dwight Co., Inc.	1,006,777
5,518	Clorox Co. (The)	526,638
310,179	Coca-Cola Co. (The)	25,208,247
65,728	Colgate-Palmolive Co.	6,025,943
4,026	Constellation Brands, Inc., Class A	559,976
32,404	Costco Wholesale Corp.	30,312,970
12,421	Dollar General Corp.	1,429,781
14,557	Dollar Tree, Inc.*	1,760,669
26,685	Estee Lauder Cos., Inc. (The), Class A	2,106,781
60,567	General Mills, Inc.	2,107,732
9,158	Hershey Co. (The)	1,606,771
5,880	Hormel Foods Corp.	145,942
7,529	J M Smucker Co. (The)	847,013
171,961	Kenvue, Inc.	3,286,175
115,315	Keurig Dr Pepper, Inc.	3,774,260
17,556	Kimberly-Clark Corp.	1,927,122
62,358	Kraft Heinz Co. (The)	1,472,896
22,831	Kroger Co. (The)	1,267,805
10,518	McCormick & Co., Inc.	530,318
93,757	Mondelez International, Inc., Class A	5,422,905
46,864	Monster Beverage Corp.*	4,504,568
99,828	PepsiCo, Inc.	13,516,711
121,346	Philip Morris International, Inc.	21,952,705
192,688	Procter & Gamble Co. (The)	28,255,768
30,380	Sysco Corp.	2,539,160
34,770	Target Corp.	4,541,310
10,414	Tyson Foods, Inc., Class A	596,201
346,539	Walmart, Inc.	39,249,007

		220,250,218

Energy – 3.0%
27,183	APA Corp.	885,350
52,720	Baker Hughes Co.	2,925,960
156,941	Chevron Corp.	26,014,540

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
63,119	ConocoPhillips	$6,561,851
84,211	Devon Energy Corp.	3,479,599
8,541	Diamondback Energy, Inc.	1,501,337
38,903	EOG Resources, Inc.	5,046,886
45,685	EQT Corp.	2,429,071
330,183	Exxon Mobil Corp.	45,142,620
56,950	Halliburton Co.	1,933,453
143,000	Kinder Morgan, Inc.	4,571,710
21,438	Marathon Petroleum Corp.	5,481,053
35,024	Occidental Petroleum Corp.	1,701,116
57,740	ONEOK, Inc.	5,019,916
29,660	Phillips 66	5,014,023
79,905	SLB Ltd.	3,714,783
15,677	Targa Resources Corp.	4,203,631
4,215	Texas Pacific Land Corp.	1,844,653
20,992	Valero Energy Corp.	5,467,156
94,247	Williams Cos., Inc. (The)	7,006,322

		139,945,030

Financials – 12.0%
45,269	Aflac, Inc.	5,307,790
24,875	Allstate Corp. (The)	5,918,758
40,944	American Express Co.	13,849,308
28,838	American International Group, Inc.	2,149,296
14,767	Ameriprise Financial, Inc.	6,774,509
16,884	Aon PLC, Class A	5,600,254
36,428	Apollo Global Management, Inc.	4,309,797
13,542	Arch Capital Group Ltd.*	1,314,387
34,243	Ares Management Corp., Class A	3,811,588
21,470	Arthur J Gallagher & Co.	4,928,868
3,075	Assurant, Inc.	825,730
454,850	Bank of America Corp.	25,917,353
65,190	Bank of New York Mellon Corp. (The)	9,427,126
141,688	Berkshire Hathaway, Inc., Class B*	70,899,258
2,207	Blackrock, Inc.	2,122,163
83,241	Blackstone, Inc.	9,794,968
47,206	Block, Inc.*	3,587,656
21,291	Brown & Brown, Inc.	1,365,818
52,645	Capital One Financial Corp.	10,561,640
7,644	Cboe Global Markets, Inc.	1,854,969
119,404	Charles Schwab Corp. (The)	11,017,407
25,808	Chubb Ltd.	8,793,818
6,633	Cincinnati Financial Corp.	1,228,034
122,765	Citigroup, Inc.	17,182,189
24,232	Citizens Financial Group, Inc.	1,697,936
2,147	CME Group, Inc.	474,122
730	Coinbase Global, Inc., Class A*	106,719
3,652	Corpay, Inc.*	1,217,102
3,913	Everest Group Ltd.	1,397,841
4,313	FactSet Research Systems, Inc.	992,335
38,374	Fifth Third Bancorp	2,163,142
8,473	Fiserv, Inc.*	415,601
49,913	Franklin Resources, Inc.	1,660,606
16,983	Global Payments, Inc.	1,232,286
4,274	Globe Life, Inc.	763,678

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
8,657	Hartford Insurance Group, Inc. (The)	$1,147,226
53,243	Huntington Bancshares, Inc.	943,998
60,202	Interactive Brokers Group, Inc., Class A	5,239,982
82,250	Intercontinental Exchange, Inc.	10,125,798
54,790	Invesco Ltd.	1,445,908
195,710	JPMorgan Chase & Co.	64,061,754
39,564	KeyCorp	911,950
91,048	KKR & Co., Inc.	8,356,385
8,671	Loews Corp.	981,644
5,572	M&T Bank Corp.	1,326,192
35,190	Marsh & McLennan Cos., Inc.	5,865,117
67,463	Mastercard, Inc., Class A	34,648,997
45,856	MetLife, Inc.	3,879,876
10,974	Moody’s Corp.	4,970,344
101,913	Morgan Stanley	21,303,894
9,362	MSCI, Inc.	5,243,094
68,305	Nasdaq, Inc.	5,383,800
18,408	Northern Trust Corp.	3,200,047
73,623	PayPal Holdings, Inc.	3,179,041
27,898	PNC Financial Services Group, Inc. (The)	6,869,046
15,237	Principal Financial Group, Inc.	1,642,244
54,870	Progressive Corp. (The)	11,986,352
27,377	Prudential Financial, Inc.	2,954,800
35,441	Raymond James Financial, Inc.	5,388,095
106,081	Regions Financial Corp.	3,203,646
71,863	Robinhood Markets, Inc., Class A*	7,206,422
22,146	S&P Global, Inc.	9,019,180
28,418	State Street Corp.	4,819,693
33,875	Synchrony Financial	2,576,194
8,871	T. Rowe Price Group, Inc.	1,008,544
14,742	Travelers Cos., Inc. (The)	4,866,629
147,164	Truist Financial Corp.	7,331,710
178,863	US Bancorp	10,803,325
136,100	Visa, Inc., Class A	46,694,549
2,851	W R Berkley Corp.	201,081
176,781	Wells Fargo & Co.	14,609,182
3,355	Willis Towers Watson PLC	876,896

		564,936,687

Health Care – 8.9%
164,943	Abbott Laboratories	14,966,928
133,529	AbbVie, Inc.	33,601,238
31,923	Agilent Technologies, Inc.	4,240,332
4,865	Align Technology, Inc.*	820,531
39,420	Amgen, Inc.	14,274,770
77,633	Baxter International, Inc.	1,655,136
22,554	Becton Dickinson & Co.	3,413,097
9,883	Biogen, Inc.*	2,135,321
22,705	Bio-Techne Corp.	1,604,108
151,310	Boston Scientific Corp.*	6,457,911
111,053	Bristol-Myers Squibb Co.	6,398,874
17,106	Cardinal Health, Inc.	4,063,701
16,544	Cencora, Inc.	4,681,621
32,554	Centene Corp.*	2,089,641

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
3,006	Charles River Laboratories International, Inc.*	$681,731
20,357	Cigna Group (The)	5,612,018
29,472	Cooper Cos., Inc. (The)*	2,113,437
93,246	CVS Health Corp.	9,646,299
44,624	Danaher Corp.	8,499,980
1,731	DaVita, Inc.*	385,113
28,184	Dexcom, Inc.*	1,898,192
47,070	Edwards Lifesciences Corp.*	4,257,952
13,764	Elevance Health, Inc.	5,322,952
58,058	Eli Lilly & Co.	69,636,507
53,201	GE HealthCare Technologies, Inc.	3,405,396
91,499	Gilead Sciences, Inc.	11,559,984
11,342	HCA Healthcare, Inc.	4,422,132
4,828	Henry Schein, Inc.*	403,235
8,728	Humana, Inc.	3,466,936
8,641	IDEXX Laboratories, Inc.*	4,548,968
9,543	Incyte Corp.*	1,081,794
12,789	Insulet Corp.*	1,947,125
1,977	Intuitive Surgical, Inc.*	786,213
17,489	IQVIA Holdings, Inc.*	3,379,225
176,293	Johnson & Johnson	44,773,133
5,042	Labcorp Holdings, Inc.	1,411,760
10,308	McKesson Corp.	7,788,725
93,774	Medtronic PLC	7,335,940
181,710	Merck & Co., Inc.	23,349,735
740	Mettler-Toledo International, Inc.*	945,357
26,316	Moderna, Inc.*	1,842,909
436,467	Pfizer, Inc.	10,510,125
6,798	Quest Diagnostics, Inc.	1,440,836
7,299	Regeneron Pharmaceuticals, Inc.	4,551,218
10,595	ResMed, Inc.	2,064,754
6,925	Revvity, Inc.	770,475
14,071	Solventum Corp.*	1,085,578
7,163	STERIS PLC	1,508,313
10,234	Stryker Corp.	3,222,073
25,472	Thermo Fisher Scientific, Inc.	12,770,642
67,492	UnitedHealth Group, Inc.	28,051,700
2,152	Universal Health Services, Inc., Class B	319,981
20,095	Veeva Systems, Inc., Class A*	3,566,260
19,878	Vertex Pharmaceuticals, Inc.*	9,873,999
81,275	Viatris, Inc.	1,290,647
5,991	Waters Corp.*	2,246,865
5,988	West Pharmaceutical Services, Inc.	2,149,692
26,815	Zimmer Biomet Holdings, Inc.	2,308,503
2,368	Zoetis, Inc.	170,164

		418,807,782

Industrials – 8.9%
34,232	3M Co.	5,542,503
2,553	Allegion PLC	358,671
14,930	AMETEK, Inc.	3,612,164
37,228	Automatic Data Processing, Inc.	8,337,211
6,962	Axon Enterprise, Inc.*	3,902,967
66,897	Boeing Co. (The)*	14,481,194

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
5,719	Builders FirstSource, Inc.*	$511,736
7,177	C.H. Robinson Worldwide, Inc.	1,351,716
64,805	Carrier Global Corp.	4,753,447
34,450	Caterpillar, Inc.	36,685,805
37,706	Cintas Corp.	6,413,036
2,809	Comfort Systems USA, Inc.	5,567,298
136,343	CSX Corp.	6,480,383
9,866	Cummins, Inc.	7,036,530
18,916	Deere & Co.	11,998,986
47,434	Delta Air Lines, Inc.	4,442,668
6,216	Dover Corp.	1,394,124
33,042	Eaton Corp. PLC	14,079,857
2,632	EMCOR Group, Inc.	2,184,244
44,795	Emerson Electric Co.	6,412,404
11,972	Equifax, Inc.	1,900,196
7,605	Expeditors International of Washington, Inc.	1,239,463
70,293	Fastenal Co.	3,376,173
16,160	FedEx Corp.	5,060,181
6,980	Fedex Freight Holding Co., Inc.*	1,053,980
21,422	Fortive Corp.	1,308,670
20,582	GE Vernova, Inc.	24,180,969
3,833	Generac Holdings, Inc.*	1,122,341
17,341	General Dynamics Corp.	6,142,876
81,800	General Electric Co.	30,571,114
22,530	Honeywell Aerospace, Inc.*	4,980,932
22,456	Honeywell International, Inc.	5,027,898
29,709	Howmet Aerospace, Inc.	7,987,562
3,804	Hubbell, Inc.	1,990,253
1,119	Huntington Ingalls Industries, Inc.	313,197
3,859	IDEX Corp.	875,800
19,034	Illinois Tool Works, Inc.	5,148,126
16,139	Ingersoll Rand, Inc.	1,323,237
7,389	J.B. Hunt Transport Services, Inc.	2,138,598
7,917	Jacobs Solutions, Inc.	997,542
41,691	Johnson Controls International PLC	6,091,472
6,573	L3Harris Technologies, Inc.	1,910,048
9,187	Leidos Holdings, Inc.	945,985
1,719	Lennox International, Inc.	984,901
9,687	Lockheed Martin Corp.	4,935,139
20,852	Masco Corp.	1,696,727
3,879	Nordson Corp.	1,170,256
16,369	Norfolk Southern Corp.	5,149,524
2,399	Northrop Grumman Corp.	1,221,835
14,480	Old Dominion Freight Line, Inc.	3,136,368
21,815	Otis Worldwide Corp.	1,561,954
34,874	PACCAR, Inc.	4,189,065
8,836	Parker-Hannifin Corp.	8,642,668
45,917	Paychex, Inc.	4,515,019
1,802	Pentair PLC	138,141
10,870	Quanta Services, Inc.	7,826,835
21,030	Republic Services, Inc.	4,481,072
8,036	Rockwell Automation, Inc.	3,978,463
106	Rollins, Inc.	4,424
117,669	RTX Corp.	22,325,339
4,573	Snap-on, Inc.	1,840,175
17,587	Southwest Airlines Co.	904,324

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
11,441	Stanley Black & Decker, Inc.	$1,076,827
8,532	Textron, Inc.	782,640
13,972	Trane Technologies PLC	6,862,488
5,902	TransDigm Group, Inc.	7,861,700
171,265	Uber Technologies, Inc.*	12,358,482
44,565	Union Pacific Corp.	12,121,680
31,774	United Airlines Holdings, Inc.*	4,320,946
60,608	United Parcel Service, Inc., Class B	6,515,360
4,451	United Rentals, Inc.	5,042,493
17,938	Veralto Corp.	1,590,742
12,605	Verisk Analytics, Inc.	2,262,976
23,927	Vertiv Holdings Co., Class A	8,011,238
2,777	W.W. Grainger, Inc.	3,777,831
26,984	Waste Management, Inc.	6,014,194
9,918	Westinghouse Air Brake Technologies Corp.	2,673,893
10,648	Xylem, Inc.	1,258,700

		422,467,976

Information Technology – 37.9%
59,354	Accenture PLC, Class A	7,386,012
54,034	Adobe, Inc.*	11,078,051
120,132	Advanced Micro Devices, Inc.*	69,785,880
18,694	Akamai Technologies, Inc.*	2,209,818
95,590	Amphenol Corp., Class A	16,854,429
41,275	Analog Devices, Inc.	16,393,192
1,051,498	Apple, Inc.	304,261,461
58,570	Applied Materials, Inc.	42,346,110
22,666	AppLovin Corp., Class A*	11,678,203
82,769	Arista Networks, Inc.*	14,060,798
36	Autodesk, Inc.*	6,999
348,433	Broadcom, Inc.	131,620,566
25,552	Cadence Design Systems, Inc.*	9,590,177
10,070	CDW Corp.	1,416,245
9,761	Ciena Corp.*	4,788,356
292,468	Cisco Systems, Inc.	34,353,291
61,249	Cognizant Technology Solutions Corp., Class A	2,372,174
13,647	Coherent Corp.*	5,383,332
57,999	Corning, Inc.	14,814,685
21,013	Crowdstrike Holdings, Inc., Class A*	16,035,861
31,267	Datadog, Inc., Class A*	8,140,676
21,067	Dell Technologies, Inc., Class C	9,089,568
5,040	F5, Inc.*	2,096,438
2,992	Fair Isaac Corp.*	3,574,782
7,848	First Solar, Inc.*	1,851,814
24,564	Flex Ltd.*	3,981,087
71,586	Fortinet, Inc.*	10,997,041
4,890	Gartner, Inc.*	633,842
179,528	Gen Digital, Inc.	4,468,452
24,366	GoDaddy, Inc., Class A*	2,068,186
117,285	Hewlett Packard Enterprise Co.	5,290,726
80,559	HP, Inc.	1,767,464
344,203	Intel Corp.*	48,061,065
75,402	International Business Machines Corp.	21,203,796
4,689	Intuit, Inc.	1,223,829

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
7,080	Jabil, Inc.	$2,729,198
13,018	Keysight Technologies, Inc.*	4,557,211
96,161	KLA Corp.	29,012,735
92,926	Lam Research Corp.	40,267,624
5,968	Lumentum Holdings, Inc.*	5,120,902
63,950	Marvell Technology, Inc.	19,050,065
51,667	Microchip Technology, Inc.	4,712,030
82,369	Micron Technology, Inc.	95,077,713
491,880	Microsoft Corp.	183,481,078
2,814	Monolithic Power Systems, Inc.	3,889,961
15,613	Motorola Solutions, Inc.	6,483,923
26,129	NetApp, Inc.	4,043,724
1,723,460	NVIDIA Corp.	344,847,111
24,121	NXP Semiconductors NV (Netherlands)	6,778,725
22,837	ON Semiconductor Corp.*	2,159,010
137,418	Oracle Corp.	20,138,608
52,497	Palantir Technologies, Inc., Class A*	6,124,825
65,681	Palo Alto Networks, Inc.*	22,398,535
34,779	PTC, Inc.*	3,951,242
14,136	Qnity Electronics, Inc.	2,308,550
82,068	QUALCOMM, Inc.	15,165,346
7,371	Roper Technologies, Inc.	2,494,273
14,660	Salesforce, Inc.	2,296,636
11,024	Sandisk Corp.*	25,065,599
16,378	Seagate Technology Holdings PLC	15,804,770
111,166	ServiceNow, Inc.*	11,036,560
10,951	Skyworks Solutions, Inc.	742,478
68,190	Super Micro Computer, Inc.*	2,000,013
19,267	Synopsys, Inc.*	8,594,431
23,895	TE Connectivity PLC (Switzerland)	4,817,471
2,911	Teledyne Technologies, Inc.*	1,941,346
11,429	Teradyne, Inc.	5,529,807
73,692	Texas Instruments, Inc.	21,965,374
216	Trimble, Inc.*	11,055
28	Tyler Technologies, Inc.*	8,189
5,982	VeriSign, Inc.	1,504,832
25,175	Western Digital Corp.	16,079,776
29,592	Workday, Inc., Class A*	3,622,653
4,459	Zebra Technologies Corp., Class A*	1,173,876

		1,787,871,661

Materials – 1.8%
16,039	Air Products and Chemicals, Inc.	4,702,314
6,983	Albemarle Corp.	942,915
12,946	Amcor PLC	561,209
288	Avery Dennison Corp.	46,757
27,071	Ball Corp.	1,689,230
7,067	CF Industries Holdings, Inc.	765,073
41,571	Corteva, Inc.	3,520,648
45,790	CRH PLC	4,899,530
51,609	Dow, Inc.	1,412,022
14,764	DuPont de Nemours, Inc.	2,002,589
19,122	Ecolab, Inc.	5,327,580
120,691	Freeport-McMoRan, Inc.	7,590,257

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
24,057	International Flavors & Fragrances, Inc.	$1,905,796
35,439	International Paper Co.	1,350,226
36,052	Linde PLC	18,708,825
10,129	LyondellBasell Industries NV, Class A	533,292
1,946	Martin Marietta Materials, Inc.	1,122,258
31,138	Mosaic Co. (The)	659,814
87,606	Newmont Corp.	8,182,400
15,362	Nucor Corp.	3,421,886
10,600	Packaging Corp. of America	2,525,768
14,349	PPG Industries, Inc.	1,740,390
18,384	Sherwin-Williams Co. (The)	6,329,979
31,334	Smurfit Westrock PLC	1,449,511
8,771	Steel Dynamics, Inc.	2,012,594
11,394	Vulcan Materials Co.	3,361,344

		86,764,207

Real Estate – 1.8%
16,547	Alexandria Real Estate Equities, Inc. REIT	874,509
2,684	American Tower Corp. REIT	439,022
10,147	AvalonBay Communities, Inc. REIT	1,914,637
8,422	BXP, Inc. REIT	558,463
3,163	Camden Property Trust REIT	362,132
27,870	CBRE Group, Inc., Class A*	3,753,810
38,711	CoStar Group, Inc.*	1,096,296
417	Crown Castle, Inc. REIT	31,579
33,374	Digital Realty Trust, Inc. REIT	5,993,303
7,382	Equinix, Inc. REIT	7,694,923
17,682	Equity Residential REIT	1,201,138
4,392	Essex Property Trust, Inc. REIT	1,280,663
13,742	Extra Space Storage, Inc. REIT	1,996,713
3,803	Federal Realty Investment Trust REIT	469,442
27,929	Healthpeak Properties, Inc. REIT	597,681
57,065	Host Hotels & Resorts, Inc. REIT	1,353,011
56,863	Invitation Homes, Inc. REIT	1,717,831
22,049	Iron Mountain, Inc. REIT	2,785,009
32,719	Kimco Realty Corp. REIT	829,427
3,988	Mid-America Apartment Communities, Inc. REIT	554,093
68,097	Prologis, Inc. REIT	9,225,101
12,432	Public Storage REIT	3,957,230
68,109	Realty Income Corp. REIT	4,220,034
6,388	Regency Centers Corp. REIT	509,379
7,747	SBA Communications Corp. REIT	1,367,036
29,990	Simon Property Group, Inc. REIT	6,707,263
56,269	UDR, Inc. REIT	2,246,258
31,484	Ventas, Inc. REIT	2,795,779
125,468	VICI Properties, Inc. REIT	3,331,175
65,387	Welltower, Inc. REIT	14,840,887
46,256	Weyerhaeuser Co. REIT	1,107,369

		85,811,193

Shares	Description	Value

Common Stocks – (continued)

Utilities – 2.2%
49,420	AES Corp. (The)	$724,497
18,170	Alliant Energy Corp.	1,386,189
21,838	Ameren Corp.	2,468,568
42,648	American Electric Power Co., Inc.	5,834,673
2,399	American Water Works Co., Inc.	315,660
10,618	Atmos Energy Corp.	1,829,163
36,691	CenterPoint Energy, Inc.	1,615,872
30,297	CMS Energy Corp.	2,317,720
20,084	Consolidated Edison, Inc.	2,221,893
27,012	Constellation Energy Corp.	6,708,970
73,172	Dominion Energy, Inc.	4,996,916
12,251	DTE Energy Co.	1,866,685
61,851	Duke Energy Corp.	7,829,100
29,545	Edison International	2,199,625
32,107	Entergy Corp.	3,687,810
13,869	Evergy, Inc.	1,198,698
24,192	Eversource Energy	1,748,356
79,014	Exelon Corp.	3,683,633
42,932	FirstEnergy Corp.	2,040,987
182,336	NextEra Energy, Inc.	16,003,631
30,137	NiSource, Inc.	1,433,014
5,570	NRG Energy, Inc.	813,554
153,425	PG&E Corp.	2,580,608
5,425	Pinnacle West Capital Corp.	580,475
54,951	PPL Corp.	1,997,469
35,716	Public Service Enterprise Group, Inc.	2,898,711
47,745	Sempra	4,426,439
99,942	Southern Co. (The)	9,565,449
23,150	Vistra Corp.	3,672,284
17,622	WEC Energy Group, Inc.	2,057,721
45,596	Xcel Energy, Inc.	3,661,359

		104,365,729

TOTAL COMMON STOCKS (Cost $3,898,892,209)		4,703,982,090

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,121,788	3.537%	3,121,788
(Cost $3,121,788)

TOTAL INVESTMENTS – 99.8% (Cost $3,902,013,997)		$4,707,103,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		11,476,148

NET ASSETS – 100.0%		$4,718,580,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:

Calls
State Street SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	$748.39	07/31/2026	(298)	$(22,302)	$(366,116)	$(386,432)	$20,316
State Street SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	737.40	07/31/2026	(5,112)	(376,959)	(10,219,941)	(6,971,490)	(3,248,451)
State Street SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	748.72	07/24/2026	(4,551)	(340,742)	(4,599,938)	(6,133,610)	1,533,672
State Street SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	743.80	07/17/2026	(4,640)	(345,123)	(5,132,259)	(6,211,800)	1,079,541
State Street SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	745.88	07/10/2026	(4,211)	(314,090)	(2,962,804)	(4,967,927)	2,005,123
Total written option contracts				(18,812)	$(1,399,216)	$(23,281,058)	$(24,671,259)	$1,390,201

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $3,853,737,029 and $3,898,892,209, respectively)	$5,102,708,906	$4,703,982,090
Investments in affiliated issuers, at value (cost $5,065,473 and $3,121,788, respectively)	5,065,473	3,121,788
Cash	633	91,803
Receivables:
Investments sold	116,436,124	272,102,881
Fund shares sold	101,617,308	56,546,141
Dividends	804,372	2,422,928
Foreign tax reclaims	4,455	—
Securities lending income	—	393

Total assets	5,326,637,271	5,038,268,024

Liabilities:

Written options, at value (premiums received A$38,329,698 and B$24,671,259, respectively)	44,569,900	23,281,058
Payables:
Investments purchased	173,676,293	295,075,791
Management fees	566,957	537,386
Collateral on certain derivative contracts	307,497	793,763

Total liabilities	219,120,647	319,687,998

Net Assets:

Paid-in capital	4,363,797,303	4,278,132,447
Total distributable earnings	743,719,321	440,447,579

NET ASSETS	$5,107,516,624	$4,718,580,026

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	86,110,000	84,900,000

Net asset value per share:	$59.31	$55.58

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $43,110 and $3,857, respectively)	$12,107,415	$20,924,082

Dividends — affiliated issuers	144,896	121,060

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	5,601	8,023

Total Investment Income	12,257,912	21,053,165

Expenses:

Management fees	6,121,340	6,075,176

Trustee fees	10,103	10,244

Total expenses	6,131,443	6,085,420

Less — expense reductions	(1,058,609)	(1,049,542)

Net expenses	5,072,834	5,035,878

NET INVESTMENT INCOME	7,185,078	16,017,287

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(167,438,891)	(152,473,450)

In-kind redemptions	25,169	561,025

Foreign currency transactions	920	—

Written Options	(82,904,975)	(9,545,165)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	914,815,343	497,373,825

Written options	(16,730,640)	(5,265,832)

Net realized and unrealized gain	647,766,926	330,650,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$654,952,004	$346,667,690

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets

	Nasdaq-100 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$7,185,078	$4,974,474

Net realized loss	(250,317,777)	(67,130,450)

Net change in unrealized gain	898,084,703	308,653,028

Net increase in net assets resulting from operations	654,952,004	246,497,052

Distributions to shareholders:

From distributable earnings	(177,604,940)	(4,974,900)

From return of capital	–	(109,258,161)

Total distributions to shareholders	(177,604,940)	(114,233,061)

From share transactions:

Proceeds from sales of shares	2,183,555,888	2,262,477,908

Cost of shares redeemed	(155,920,761)	(132,078,126)

Net increase in net assets resulting from share transactions	2,027,635,127	2,130,399,782

TOTAL INCREASE	2,504,982,191	2,262,663,773

Net Assets:

Beginning of period	$2,602,534,433	$339,870,660

End of period	$5,107,516,624	$2,602,534,433

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets (continued)

	S&P 500 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$16,017,287	$11,692,495

Net realized loss	(161,457,590)	(71,122,271)

Net change in unrealized gain	492,107,993	283,714,287

Net increase in net assets resulting from operations	346,667,690	224,284,511

Distributions to shareholders:

From distributable earnings	(142,941,002)	(11,651,970)

From return of capital	–	(82,911,796)

Total distributions to shareholders	(142,941,002)	(94,563,766)

From share transactions:

Proceeds from sales of shares	1,977,621,769	2,319,268,224

Cost of shares redeemed	(137,356,680)	(136,709,972)

Net increase in net assets resulting from share transactions	1,840,265,089	2,182,558,252

TOTAL INCREASE	2,043,991,777	2,312,278,997

Net Assets:

Beginning of period	$2,674,588,249	$362,309,252

End of period	$4,718,580,026	$2,674,588,249

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Nasdaq-100 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$52.82		$48.97	$47.04		$40.39

Net investment income(a)	0.11		0.22	0.09		0.23

Net realized and unrealized gain	9.20		8.82	3.51		10.01

Total from investment operations	9.31		9.04	3.60		10.24

Distributions to shareholders from net investment income	(2.82)		(0.23)	(0.37)		(0.23)

Distributions to shareholders from return of capital	–		4.96	(1.30)		(3.36)

Total distributions	(2.82)		(5.19)	(1.67)		(3.59)

Net asset value, end of period	$59.31		$52.82	$48.97		$47.04

Market price, end of period	$59.31		$49.03	$49.03		$47.20

Total Return at Net Asset Value(b)	18.33%		19.83%	7.89%		26.00%

Net assets, end of period (in 000’s)	$5,107,517		$2,602,534	$339,871		$210,254

Ratio of net expenses to average net assets	0.29	%(c)	0.29%	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35%	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.41	%(c)	0.43%	0.55	%(c)	0.58	%(c)

Portfolio turnover rate(d)	20%		19%	4%		14%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	S&P 500 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024*

Per Share Operating Performance:

Net asset value, beginning of period	$52.76		$49.36	$48.32		$40.30

Net investment income(a)	0.24		0.49	0.18		0.46

Net realized and unrealized gain	4.84		7.14	2.25		10.47

Total from investment operations	5.08		7.63	2.43		10.93

Distributions to shareholders from net investment income	(2.26)		(0.52)	(0.24)		(0.45)

Distributions to shareholders from return of capital	–		3.71	(1.15)		(2.46)

Total distributions	(2.26)		(4.23)	(1.39)		(2.91)

Net asset value, end of period	$55.58		$52.76	$49.36		$48.32

Market price, end of period	$55.57		$49.45	$49.45		$48.52

Total Return at Net Asset Value(b)	9.92%		16.39%	5.14%		27.79%

Net assets, end of period (in 000’s)	$4,718,580		$2,674,588	$362,309		$198,100

Ratio of net expenses to average net assets	0.29	%(c)	0.29%	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35%	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.92	%(c)	0.97%	1.08	%(c)	1.15	%(c)

Portfolio turnover rate(d)	25%		27%	1%		10%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Nasdaq-100 Premium Income ETF	Non-Diversified

Goldman Sachs S&P 500 Premium Income ETF	Diversified

The investment objective of each Fund is to seek current income while maintaining prospects for capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units.” Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

17

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For the Funds, income distributions, if any, are normally declared and paid monthly. Capital gains distributions, if any, are normally declared and paid annually. Because the Fund seeks to provide monthly distributions at a relatively stable rate, shareholders may receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

G.  Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

18

GOLDMAN SACHS PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

19

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

Nasdaq-100 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$6,037,562	$—	$—
Europe	84,351,537	—	—
North America	4,989,703,783	—	—
South America	22,616,024	—	—
Investment Company	5,065,473	—	—

Total	$5,107,774,379	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(44,569,900)	$—

20

GOLDMAN SACHS PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

S&P 500 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$11,596,196	$—	$—
North America	4,692,385,894	—	—
Investment Company	3,121,788	—	—

Total	$4,707,103,878	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(23,281,058)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Nasdaq-100 Premium Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$ (44,569,900)

S&P 500 Premium Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$ (23,281,058)

[1]	Only the variation margin as of June 30, 2026 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Nasdaq-100 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(176,300,728)	$(16,730,640)

S&P 500 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(9,545,165)	(5,265,832)

For the six months ended June 30, 2026, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Premium Income ETF	8,618

S&P 500 Premium Income ETF	7,864

(a)

Amounts disclosed represent average number of contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended June 30, 2026, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Nasdaq-100 Premium Income ETF	0.35%	0.29%

Goldman Sachs S&P 500 Premium Income ETF	0.35%	0.29%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.29% as an annual percentage rate of average daily net assets of each Fund. These arrangements will remain in effect through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees. For the six months ended June 30, 2026, GSAM waived $1,051,104 and $1,043,315 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Treasury Obligations Fund. For the six months ended June 30, 2026, GSAM waived $7,505 and $6,227 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended June 30, 2026:

Nasdaq-100 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$212,313,318	$(207,247,845)	$5,065,473	5,065,473	$144,896

S&P 500 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	2,695,970	170,587,754	(170,161,936)	3,121,788	3,121,788	121,060

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	Nasdaq-100 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	39,950,000	$2,183,555,888	45,000,000	$2,262,477,908

Shares redeemed	(3,110,000)	(155,920,761)	(2,670,000)	(132,078,126)

	36,840,000	2,027,635,127	42,330,000	2,130,399,782

NET INCREASE IN SHARES	36,840,000	$2,027,635,127	42,330,000	$2,130,399,782

	S&P 500 Premium Income ETF

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	36,960,000	$1,977,621,769	46,080,000	$2,319,268,224

Shares redeemed	(2,750,000)	(137,356,680)	(2,730,000)	(136,709,972)

	34,210,000	1,840,265,089	43,350,000	2,182,558,252

NET INCREASE IN SHARES	34,210,000	$1,840,265,089	43,350,000	$2,182,558,252

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$716,365,703	$1,096,644,477

S&P 500 Premium Income ETF	887,512,027	1,147,165,923

The purchases and sales from in-kind creation and redemption transactions for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$2,179,190,231	$31,079,091

S&P 500 Premium Income ETF	1,969,254,147	12,336,152

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the

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8. SECURITIES LENDING (continued)

market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of June 30, 2026.

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2026, are reported under Investment Income on the Statements of Operations.

Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026

Nasdaq-100 Premium Income ETF	$—	$12,509,573	$(12,509,573)	$—

S&P 500 Premium Income ETF	—	46,693,731	(46,693,731)	—

9. TAX INFORMATION

As of December 31, 2025 the components of accumulated earnings (losses) on a tax-basis were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Capital loss carryforwards:

Perpetual Short-Term	$(2,618,055)	$ (11,777,174)

Timing differences — (Straddle Loss Deferrals, Real Estate Investment Trusts, and Post October Capital Loss Deferral)	(71,970,950)	(63,447,065)

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GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

9. TAX INFORMATION (continued)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Tax Cost	$3,862,488,212	$3,904,440,956

Gross unrealized gain	1,887,199,113	855,417,211

Gross unrealized loss	(641,912,946)	(52,754,289)

Net unrealized gain (loss)	$1,245,286,167	$802,662,922

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that

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10. OTHER RISKS (continued)

supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Nasdaq-100 Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) a benchmark performance index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser to implement a fee waiver;
(g)	information relating to the profitability of the Management Agreement to the Investment Adviser;
(h)	whether the Fund’s existing management fee arrangement adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are actively-managed ETFs that seek current income while maintaining prospects for capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that each of the Nasdaq-100 Premium Income ETF’s and S&P 500 Premium Income ETF’s Shares had placed in the top half of each Fund’s peer group and had underperformed each Fund’s benchmark index for the one-year period ended March 31, 2026. The Trustees further noted that the Funds had experienced certain portfolio management changes in 2025.

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GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios to those of relevant peer funds were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a management fee waiver for each Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions, and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, and information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

30

GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

31

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. USEQPREETFSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	August 28, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	August 28, 2026